INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current
Trade creditors	$ 94,653,017	$ 51,389,515	$ 37,139,351
Taxes	1,265,771	2,556,945	2,163,552
Miscellaneous	133,198	229,339	335,088
Trade and other payable	125,849,620	72,091,408	57,289,862
Shareholders and other related parties
Current
Trade payable, related party	44,579	52,864	1,031,710
Parent company
Current
Trade payable, related party	670,730	193,718	2,210,308
Joint ventures and associates
Current
Trade payable, related party	$ 29,082,325	$ 17,669,027	$ 14,409,853